Audit Information	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Auditor Information [Abstract]
Auditor Firm ID	238	1051
Auditor Name	PricewaterhouseCoopers LLP	KPMG LLP
Auditor Location	San Jose, California	Singapore